RECLAMATION PROVISION	12 Months Ended
Dec. 31, 2018
Reclamation
RECLAMATION PROVISION
RECLAMATION PROVISION

12.  RECLAMATION PROVISION

Agnico Eagle’s reclamation provision includes both asset retirement obligations and environmental remediation liabilities. Reclamation provision estimates are based on current legislation, third party estimates, management’s estimates and feasibility study calculations. Assumptions based on current economic conditions, which the Company believes are reasonable, have been used to estimate the reclamation provision. However, actual reclamation costs will ultimately depend on future economic conditions and costs for the necessary reclamation work. Changes in reclamation provision estimates during the period reflect changes in cash flow estimates as well as assumptions including discount and inflation rates. The discount rates used in the calculation of the reclamation provision at December 31, 2018 ranged between 0.79% and 2.64% (2017 - between 1.14% and 2.39%).

The following table reconciles the beginning and ending carrying amounts of the Company’s asset retirement obligations. The settlement of the obligation is estimated to occur through to 2067.

	Year Ended	Year Ended
	December 31,	December 31,
	2018	2017
Asset retirement obligations - long-term, beginning of year	$341,077	$259,706
Asset retirement obligations - current, beginning of year	8,609	5,953
Current year additions and changes in estimate, net	45,470	58,891
Current year accretion	7,500	5,247
Liabilities settled	(2,315)	(1,115)
Foreign exchange revaluation	(25,353)	21,004
Reclassification from long-term to current, end of year	(3,856)	(8,609)
Asset retirement obligations - long-term, end of year	$371,132	$341,077

The following table reconciles the beginning and ending carrying amounts of the Company’s environmental remediation liability. The settlement of the obligation is estimated to occur through to 2026.

	Year Ended	Year Ended
	December 31,	December 31,
	2018	2017
Environmental remediation liability - long-term, beginning of year	$4,191	$5,602
Environmental remediation liability - current, beginning of year	1,429	3,240
Current year additions and changes in estimate, net	8,285	850
Liabilities settled	(2,370)	(4,559)
Foreign exchange revaluation	(365)	487
Reclassification from long-term to current, end of year	(1,555)	(1,429)
Environmental remediation liability - long-term, end of year	$9,615	$4,191